Income Taxes - Schedule of Provision for (Benefit from) Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal and Foreign	$ 1,113	$ 270
State	90	34
Total current tax expense	1,203	304
Deferred:
Federal and Foreign	628	(691)
State	1	2
Total deferred tax expense	629	(689)
(Benefit from) provision for income taxes	$ 1,832	$ (385)